                               DAVIS SERIES, INC.
                         EDGAR HEADER FILING INFORMATION


                               RULE 497(j) FILING




                               DAVIS SERIES, INC.
                      CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Davis Series, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  May 4, 2000

Davis Series, Inc.


By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary